CONCENTRATIONS OF CREDIT RISK (Details) - Total investments - Geographic - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S.
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	$ 414.5	$ 370.1
Germany
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	48.9	51.8
United Kingdom
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	31.1	26.0
Japan
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	30.1	35.5
State and Municipalities
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	$ 22.0	$ 26.1